FAIR VALUE OF ASSETS AND LIABILITIES - Assets measured at fair value on a recurring basis (Details) - COP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Debt instruments
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value	$ 133,077	$ 128,079
Debt instruments | Securities issued by other financial institutions
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value	122,285	126,049
Derivative financial instruments
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value	622,181	329,258
Recurring basis
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value	31,302,236	17,949,767
Recurring basis | Investment properties
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value	2,839,350	1,992,964
Recurring basis | Investment properties | Land
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value	256,195	268,245
Recurring basis | Investment properties | Buildings
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value	2,583,155	1,724,719
Recurring basis | Investments in associates at fair value
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value	1,263,765	1,249,818
Recurring basis | Investments in associates at fair value | P.A. Viva Malls
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value	1,263,765	1,249,818
Recurring basis | Debt instruments
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value	23,810,195	11,575,606
Recurring basis | Equity securities
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value	588,207	1,228,424
Recurring basis | Derivative financial instruments
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value	2,800,719	1,902,955
Recurring basis | Forwards
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value	976,813	717,508
Recurring basis | Forwards | Foreign exchange contracts
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value	975,125	715,365
Recurring basis | Forwards | Equity contracts
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value	1,688	2,143
Recurring basis | Swaps
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value	1,787,095	1,129,849
Recurring basis | Swaps | Foreign exchange contracts
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value	947,053	757,296
Recurring basis | Swaps | Interest rate contracts
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value	840,042	372,553
Recurring basis | Options
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value	36,811	55,598
Recurring basis | Options | Foreign exchange contracts
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value	36,811	55,598
Recurring basis | Fair value through profit or loss | Debt instruments
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value	15,571,214	7,670,749
Recurring basis | Fair value through profit or loss | Debt instruments | Securities issued by the Colombian Government
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value	10,439,978	5,688,942
Recurring basis | Fair value through profit or loss | Debt instruments | Securities issued or secured by government entities
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value	72,401	71,792
Recurring basis | Fair value through profit or loss | Debt instruments | Securities issued by other financial institutions
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value	721,735	724,880
Recurring basis | Fair value through profit or loss | Debt instruments | Securities issued by foreign governments
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value	4,234,799	1,076,231
Recurring basis | Fair value through profit or loss | Debt instruments | Corporate bonds
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value	102,301	108,904
Recurring basis | Fair value through other comprehensive income | Debt instruments
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value	8,238,981	3,904,857
Recurring basis | Fair value through other comprehensive income | Debt instruments | Securities issued by the Colombian Government
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value	2,552,041
Recurring basis | Fair value through other comprehensive income | Debt instruments | Securities issued by other financial institutions
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value	772,735	254,025
Recurring basis | Fair value through other comprehensive income | Debt instruments | Securities issued by foreign governments
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value	4,815,053	3,595,773
Recurring basis | Fair value through other comprehensive income | Debt instruments | Corporate bonds
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value	99,152	55,059
Recurring basis | Level 1
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value	15,527,408	8,490,466
Recurring basis | Level 1 | Debt instruments
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value	15,406,252	8,407,264
Recurring basis | Level 1 | Equity securities
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value	90,988	78,487
Recurring basis | Level 1 | Derivative financial instruments
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value	30,168	4,715
Recurring basis | Level 1 | Swaps
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value	30,146	4,571
Recurring basis | Level 1 | Swaps | Interest rate contracts
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value	30,146	4,571
Recurring basis | Level 1 | Options
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value	22	144
Recurring basis | Level 1 | Options | Foreign exchange contracts
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value	22	144
Recurring basis | Level 1 | Fair value through profit or loss | Debt instruments
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value	12,552,299	6,066,784
Recurring basis | Level 1 | Fair value through profit or loss | Debt instruments | Securities issued by the Colombian Government
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value	9,177,665	5,248,352
Recurring basis | Level 1 | Fair value through profit or loss | Debt instruments | Securities issued by other financial institutions
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value	138,101	97,107
Recurring basis | Level 1 | Fair value through profit or loss | Debt instruments | Securities issued by foreign governments
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value	3,211,372	683,469
Recurring basis | Level 1 | Fair value through profit or loss | Debt instruments | Corporate bonds
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value	25,161	37,856
Recurring basis | Level 1 | Fair value through other comprehensive income | Debt instruments
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value	2,853,953	2,340,480
Recurring basis | Level 1 | Fair value through other comprehensive income | Debt instruments | Securities issued by other financial institutions
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value	230,095	87,010
Recurring basis | Level 1 | Fair value through other comprehensive income | Debt instruments | Securities issued by foreign governments
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value	2,561,302	2,207,864
Recurring basis | Level 1 | Fair value through other comprehensive income | Debt instruments | Corporate bonds
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value	62,556	45,606
Recurring basis | Level 2
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value	10,376,901	4,558,264
Recurring basis | Level 2 | Debt instruments
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value	8,270,866	3,040,263
Recurring basis | Level 2 | Equity securities
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value	51,863	70,237
Recurring basis | Level 2 | Derivative financial instruments
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value	2,054,172	1,447,764
Recurring basis | Level 2 | Forwards
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value	583,970	481,408
Recurring basis | Level 2 | Forwards | Foreign exchange contracts
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value	582,282	479,407
Recurring basis | Level 2 | Forwards | Equity contracts
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value	1,688	2,001
Recurring basis | Level 2 | Swaps
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value	1,467,925	957,819
Recurring basis | Level 2 | Swaps | Foreign exchange contracts
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value	794,202	645,891
Recurring basis | Level 2 | Swaps | Interest rate contracts
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value	673,723	311,928
Recurring basis | Level 2 | Options
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value	2,277	8,537
Recurring basis | Level 2 | Options | Foreign exchange contracts
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value	2,277	8,537
Recurring basis | Level 2 | Fair value through profit or loss | Debt instruments
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value	2,885,838	1,475,886
Recurring basis | Level 2 | Fair value through profit or loss | Debt instruments | Securities issued by the Colombian Government
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value	1,262,313	440,590
Recurring basis | Level 2 | Fair value through profit or loss | Debt instruments | Securities issued or secured by government entities
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value	72,401	71,792
Recurring basis | Level 2 | Fair value through profit or loss | Debt instruments | Securities issued by other financial institutions
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value	461,349	501,724
Recurring basis | Level 2 | Fair value through profit or loss | Debt instruments | Securities issued by foreign governments
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value	1,023,427	392,762
Recurring basis | Level 2 | Fair value through profit or loss | Debt instruments | Corporate bonds
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value	66,348	69,018
Recurring basis | Level 2 | Fair value through other comprehensive income | Debt instruments
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value	5,385,028	1,564,377
Recurring basis | Level 2 | Fair value through other comprehensive income | Debt instruments | Securities issued by the Colombian Government
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value	2,552,041
Recurring basis | Level 2 | Fair value through other comprehensive income | Debt instruments | Securities issued by other financial institutions
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value	542,640	167,015
Recurring basis | Level 2 | Fair value through other comprehensive income | Debt instruments | Securities issued by foreign governments
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value	2,253,751	1,387,909
Recurring basis | Level 2 | Fair value through other comprehensive income | Debt instruments | Corporate bonds
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value	36,596	9,453
Recurring basis | Level 3
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value	5,397,927	4,901,037
Recurring basis | Level 3 | Investment properties
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value	2,839,350	1,992,964
Recurring basis | Level 3 | Investment properties | Land
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value	256,195	268,245
Recurring basis | Level 3 | Investment properties | Buildings
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value	2,583,155	1,724,719
Recurring basis | Level 3 | Investments in associates at fair value
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value	1,263,765	1,249,818
Recurring basis | Level 3 | Investments in associates at fair value | P.A. Viva Malls
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value	1,263,765	1,249,818
Recurring basis | Level 3 | Debt instruments
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value	133,077	128,079
Recurring basis | Level 3 | Equity securities
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value	445,356	1,079,700
Recurring basis | Level 3 | Derivative financial instruments
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value	716,379	450,476
Recurring basis | Level 3 | Forwards
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value	392,843	236,100
Recurring basis | Level 3 | Forwards | Foreign exchange contracts
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value	392,843	235,958
Recurring basis | Level 3 | Forwards | Equity contracts
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value		142
Recurring basis | Level 3 | Swaps
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value	289,024	167,459
Recurring basis | Level 3 | Swaps | Foreign exchange contracts
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value	152,851	111,405
Recurring basis | Level 3 | Swaps | Interest rate contracts
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value	136,173	56,054
Recurring basis | Level 3 | Options
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value	34,512	46,917
Recurring basis | Level 3 | Options | Foreign exchange contracts
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value	34,512	46,917
Recurring basis | Level 3 | Fair value through profit or loss | Debt instruments
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value	133,077	128,079
Recurring basis | Level 3 | Fair value through profit or loss | Debt instruments | Securities issued by other financial institutions
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value	122,285	126,049
Recurring basis | Level 3 | Fair value through profit or loss | Debt instruments | Corporate bonds
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value	$ 10,792	$ 2,030